Tax (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2025 £m	2024 £m	2023 £m
UK corporation tax:
Current tax on profit for the year	(1,367)	(1,159)	(1,301)
Adjustments in respect of prior years	86	89	51
	(1,281)	(1,070)	(1,250)
Foreign tax:
Current tax on profit for the year	(139)	(122)	(101)
Adjustments in respect of prior years	(9)	3	3
	(148)	(119)	(98)
Current tax expense	(1,429)	(1,189)	(1,348)
Deferred tax:
Current year	(504)	(307)	(583)
Adjustments in respect of prior years	29	2	(54)
Deferred tax (expense) credit	(475)	(305)	(637)
Tax expense	(1,904)	(1,494)	(1,985)

Schedule of Income Tax Charges	The tax expense is made up as follows:

Tax (expense) credit attributable to policyholders	(219)	(137)	30
Shareholder tax expense	(1,685)	(1,357)	(2,015)
Tax expense	(1,904)	(1,494)	(1,985)

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax expense and accounting profit is set out below.
Note 15: Tax continued

	2025 £m	2024 £m	2023 £m
Profit before tax	6,661	5,971	7,503
UK corporation tax thereon	(1,665)	(1,493)	(1,763)
Impact of surcharge on banking profits	(167)	(157)	(305)
Non-deductible costs: conduct charges	(70)	(27)	(29)
Non-deductible costs: bank levy	(33)	(37)	(35)
Other non-deductible costs[1]	(72)	(73)	(52)
Non-taxable income[1]	99	51	76
Tax relief on coupons on other equity instruments	116	125	124
(Non-deductible) non-taxable foreign exchange (losses) gains[1]	(75)	27	(50)
Tax-exempt gains on disposals	62	98	35
Tax losses where no deferred tax recognised	(7)	(7)	(2)
Remeasurement of deferred tax due to rate changes	–	–	(14)
Differences in overseas tax rates	(5)	(9)	6
Policyholder tax in respect of the life assurance business	(71)	(75)	(61)
Deferred tax in respect of life assurance policyholder tax	(119)	(5)	84
Adjustments in respect of prior years	106	94	–
Tax effect of share of results of joint ventures	(3)	(1)	1
Provision for Pillar 2 current income taxes	–	(5)	–
Tax expense	(1,904)	(1,494)	(1,985)
1(Non-deductible) non-taxable foreign exchange gains (losses) on non-sterling denominated other equity instruments and on net investment hedging of subsidiaries, previously shown in aggregate within other non-deductible costs and non-taxable income, are now presented as an individual line item. Comparatives are represented on a consistent basis.

Schedule of Statutory Position and Tax Disclosure	The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2025 £m	2024 £m	Tax disclosure	2025 £m	2024 £m
Deferred tax assets	3,990	5,005	Deferred tax assets	5,734	6,900
Deferred tax liabilities	(146)	(125)	Deferred tax liabilities	(1,890)	(2,020)
Net deferred tax asset at 31 December	3,844	4,880	Net deferred tax asset at 31 December	3,844	4,880

Schedule of Movements in Deferred Tax Liabilities and Assets	Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Long-term assurance business £m	Share- based payments £m	Pension liabilities £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2024	4,783	248	221	233	58	47	1,667	50	102	7,409
Charge to the income statement	(133)	(75)	(22)	(167)	(1)	(9)	(63)	–	(10)	(480)
(Charge) credit to other comprehensive income	–	–	–	–	–	–	(9)	16	–	7
Transfer to disposal group	–	–	–	(13)	–	–	–	–	–	(13)
Other charge to equity	–	–	–	–	(23)	–	–	–	–	(23)
At 31 December 2024	4,650	173	199	53	34	38	1,595	66	92	6,900
(Charge) credit to the income statement	(401)	(81)	(58)	(53)	2	(5)	37	(29)	(1)	(589)
Credit (charge) to other comprehensive income	–	–	35	–	–	–	(659)	(7)	–	(631)
Other credit to equity	–	–	–	–	54	–	–	–	–	54
At 31 December 2025	4,249	92	176	–	90	33	973	30	91	5,734
In 2024, deferred tax assets of £13 million were reclassified as disposal group assets and presented within other assets (see note 24).
Note 15: Tax continued

Deferred tax liabilities	Property, plant and equipment £m	Capitalised software enhancements £m	Long-term assurance business £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2024	–	(92)	–	(352)	(971)	(708)	(258)	(2,381)
(Charge) credit to the income statement	–	(31)	–	124	3	164	(85)	175
Credit to other comprehensive income	–	–	–	–	154	–	22	176
Exchange and other adjustments	–	–	–	–	–	–	10	10
At 31 December 2024	–	(123)	–	(228)	(814)	(544)	(311)	(2,020)
(Charge) credit to the income statement	(45)	33	(73)	32	2	154	11	114
Credit to other comprehensive income	–	–	–	–	85	–	–	85
Acquisitions	–	–	–	(72)	–	–	–	(72)
Exchange and other adjustments	–	–	5	–	–	–	(2)	3
At 31 December 2025	(45)	(90)	(68)	(268)	(727)	(390)	(302)	(1,890)
1Financial assets at fair value through other comprehensive income.